UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (98.2%)(a)
		Shares	Value

Aerospace and defense (5.1%)

Airbus Group NV (France)		4,459	$309,643

Bombardier, Inc. Class B (Canada)		633,608	1,281,395

Embraer SA ADR (Brazil)		428	13,345

General Dynamics Corp.		3,154	433,107

Honeywell International, Inc.		24,488	2,471,329

L-3 Communications Holdings, Inc.		28,331	3,255,515

Northrop Grumman Corp.		29,503	4,544,642

Raytheon Co.		15,445	1,606,280

United Technologies Corp.		9,112	1,036,490

			14,951,746
Airlines (0.9%)

American Airlines Group, Inc.		29,957	1,446,474

Spirit Airlines, Inc.(NON)		16,928	1,159,060

			2,605,534
Banks (5.3%)

Bank of America Corp.		116,548	1,856,610

Citigroup, Inc.		74,068	3,949,306

JPMorgan Chase & Co.		78,622	4,973,628

Regions Financial Corp.		13,678	134,455

Wells Fargo & Co.		88,100	4,854,310

			15,768,309
Beverages (0.7%)

Coca-Cola Co. (The)		48,934	1,984,763

			1,984,763
Biotechnology (3.2%)

Biogen, Inc.(NON)		6,121	2,288,826

Celgene Corp.(NON)		24,104	2,604,678

Gilead Sciences, Inc.(NON)		42,072	4,228,657

Retrophin, Inc.(NON)		14,490	312,115

			9,434,276
Building products (0.8%)

Allegion PLC (Ireland)		10,156	621,039

CaesarStone Sdot-Yam, Ltd. (Israel)(S)		8,454	500,815

Fortune Brands Home & Security, Inc.		28,055	1,251,253

			2,373,107
Capital markets (3.8%)

AllianceBernstein Holding LP (Partnership shares)		24,964	782,621

Ameriprise Financial, Inc.		7,935	994,097

Bank of New York Mellon Corp. (The)		12,192	516,209

Carlyle Group LP (The)		32,228	972,963

Charles Schwab Corp. (The)		71,016	2,165,988

Goldman Sachs Group, Inc. (The)		8,699	1,708,658

Invesco, Ltd.		10,418	431,514

KKR & Co. LP		55,231	1,243,250

Morgan Stanley		41,733	1,557,058

State Street Corp.		9,216	710,738

			11,083,096
Chemicals (3.4%)

Air Products & Chemicals, Inc.		3,229	463,135

Axalta Coating Systems, Ltd.(NON)		29,513	905,459

Axiall Corp.		6,320	257,856

CF Industries Holdings, Inc.		2,220	638,183

Dow Chemical Co. (The)		17,621	898,671

E.I. du Pont de Nemours & Co.		23,320	1,707,024

Huntsman Corp.		17,457	402,384

Monsanto Co.		12,183	1,388,375

Praxair, Inc.		3,670	447,483

Sherwin-Williams Co. (The)		5,755	1,599,890

Symrise AG (Germany)		19,094	1,166,711

Tronox, Ltd. Class A		2,931	61,404

			9,936,575
Commercial services and supplies (1.1%)

Rollins, Inc.		20,502	508,450

Tyco International PLC		71,988	2,834,887

			3,343,337
Communications equipment (0.8%)

Arista Networks, Inc.(NON)		4,137	264,809

Cisco Systems, Inc.		28,773	829,526

QUALCOMM, Inc.		18,435	1,253,580

			2,347,915
Construction materials (0.1%)

Martin Marietta Materials, Inc.		926	132,094

Vulcan Materials Co.		2,076	177,540

			309,634
Consumer finance (0.7%)

American Express Co.		10,865	841,494

Capital One Financial Corp.		13,955	1,128,262

			1,969,756
Containers and packaging (0.5%)

Packaging Corp. of America		6,667	461,290

Sealed Air Corp.		14,228	648,797

Smurfit Kappa Group PLC (Ireland)		8,989	275,626

			1,385,713
Diversified consumer services (0.1%)

Bright Horizons Family Solutions, Inc.(NON)		8,621	433,464

			433,464
Diversified financial services (0.5%)

Berkshire Hathaway, Inc. Class B(NON)		5,015	708,168

CME Group, Inc.		10,048	913,464

			1,621,632
Diversified telecommunication services (0.8%)

Verizon Communications, Inc.		45,685	2,304,351

			2,304,351
Electric utilities (1.3%)

American Electric Power Co., Inc.		14,123	803,175

Edison International		15,945	971,688

Exelon Corp.		41,137	1,399,481

NextEra Energy, Inc.		6,135	619,206

			3,793,550
Electrical equipment (0.2%)

Hubbell, Inc. Class B		5,030	547,415

			547,415
Electronic equipment, instruments, and components (0.1%)

Anixter International, Inc.(NON)		3,166	223,520

			223,520
Energy equipment and services (1.3%)

Baker Hughes, Inc.		12,853	879,916

Cameron International Corp.(NON)		4,840	265,329

Halliburton Co.		15,742	770,571

Schlumberger, Ltd.		19,145	1,811,308

			3,727,124
Food and staples retail (1.9%)

Costco Wholesale Corp.		8,972	1,283,445

CVS Health Corp.		19,818	1,967,729

Diplomat Pharmacy, Inc.(NON)(S)		7,513	269,116

Wal-Mart Stores, Inc.		10,295	803,525

Walgreens Boots Alliance, Inc.		14,224	1,179,596

			5,503,411
Food products (1.9%)

Freshpet, Inc.(NON)(S)		5,548	120,281

Hershey Co. (The)		3,530	324,478

JM Smucker Co. (The)		5,007	580,411

Keurig Green Mountain, Inc.		12,308	1,432,282

Kraft Foods Group, Inc.		12,781	1,083,190

Mead Johnson Nutrition Co.		6,078	583,002

Mondelez International, Inc. Class A		31,808	1,220,473

Pinnacle Foods, Inc.		9,490	384,820

			5,728,937
Health-care equipment and supplies (2.2%)

Abbott Laboratories		5,096	236,556

Align Technology, Inc.(NON)		3,059	179,992

Baxter International, Inc.		89	6,118

Becton Dickinson and Co.		6,469	911,288

Boston Scientific Corp.(NON)		60,675	1,081,229

C.R. Bard, Inc.		6,203	1,033,296

Cooper Cos., Inc. (The)		1,838	327,293

Medtronic PLC		26,198	1,950,441

Stryker Corp.		9,393	866,410

			6,592,623
Health-care providers and services (2.4%)

Aetna, Inc.		3,533	377,572

Anthem, Inc.		4,087	616,851

Cardinal Health, Inc.		15,083	1,272,100

Cigna Corp.		9,143	1,139,584

Express Scripts Holding Co.(NON)		7,163	618,883

HCA Holdings, Inc.(NON)		8,382	620,352

McKesson Corp.		5,833	1,303,092

Omnicare, Inc.		2,130	187,397

Premier, Inc. Class A(NON)		9,803	371,534

Universal Health Services, Inc. Class B		5,420	633,869

			7,141,234
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)		65,832	495,715

			495,715
Hotels, restaurants, and leisure (1.8%)

Hilton Worldwide Holdings, Inc.(NON)		27,698	802,134

Penn National Gaming, Inc.(NON)		30,273	486,790

Restaurant Brands International LP (Units) (Canada)		62	2,425

Restaurant Brands International, Inc. (Canada)		12,762	520,434

Starbucks Corp.		19,100	946,978

Vail Resorts, Inc.		5,278	523,630

Wyndham Worldwide Corp.		7,768	663,387

Wynn Resorts, Ltd.		5,675	630,322

Yum! Brands, Inc.		9,523	818,597

			5,394,697
Household durables (0.3%)

PulteGroup, Inc.		18,376	354,657

Whirlpool Corp.		2,343	411,431

			766,088
Household products (1.7%)

Energizer Holdings, Inc.		7,717	1,054,297

Kimberly-Clark Corp.		8,072	885,418

Procter & Gamble Co. (The)		36,869	2,931,454

			4,871,169
Independent power and renewable electricity producers (0.9%)

Calpine Corp.(NON)		42,370	924,090

NextEra Energy Partners LP		9,458	400,735

NRG Energy, Inc.		51,201	1,292,313

			2,617,138
Industrial conglomerates (0.1%)

Siemens AG (Germany)		2,708	296,408

			296,408
Insurance (2.5%)

American International Group, Inc.		38,719	2,179,493

Assured Guaranty, Ltd.		40,388	1,049,684

Genworth Financial, Inc. Class A(NON)		125,481	1,102,978

Hartford Financial Services Group, Inc. (The)		34,176	1,393,356

MetLife, Inc.		5,840	299,534

Prudential PLC (United Kingdom)		49,872	1,244,572

			7,269,617
Internet and catalog retail (2.2%)

Amazon.com, Inc.(NON)		8,394	3,540,421

Ctrip.com International, Ltd. ADR (China)(NON)		14,388	916,228

Groupon, Inc.(NON)		27,963	193,504

Priceline Group, Inc. (The)(NON)		1,582	1,958,215

			6,608,368
Internet software and services (4.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		15,453	1,256,174

AOL, Inc.(NON)		7,393	294,981

Equinix, Inc.(R)		1,823	466,560

Facebook, Inc. Class A(NON)		45,714	3,600,892

Google, Inc. Class A(NON)		42	23,048

Google, Inc. Class C(NON)		10,311	5,540,635

GrubHub, Inc.(NON)(S)		4,273	175,919

Pandora Media, Inc.(NON)(S)		8,380	149,499

Tencent Holdings, Ltd. (China)		37,600	776,532

Yahoo!, Inc.(NON)		26,063	1,109,372

			13,393,612
IT Services (1.6%)

Computer Sciences Corp.		5,328	343,390

Fidelity National Information Services, Inc.		7,644	477,674

MasterCard, Inc. Class A		17,416	1,571,097

Visa, Inc. Class A		36,424	2,405,805

			4,797,966
Leisure products (0.1%)

Brunswick Corp.		6,647	332,616

			332,616
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.		19,680	814,162

Thermo Fisher Scientific, Inc.		24	3,016

Waters Corp.(NON)		3,005	376,196

			1,193,374
Machinery (0.5%)

Manitowoc Co., Inc. (The)(S)		43,226	852,849

Pall Corp.		6,412	624,016

			1,476,865
Media (4.7%)

CBS Corp. Class B (non-voting shares)		16,135	1,002,468

Charter Communications, Inc. Class A(NON)		6,305	1,179,413

Comcast Corp. Class A		39,046	2,255,297

DISH Network Corp. Class A(NON)		19,157	1,296,163

Liberty Global PLC Ser. C (United Kingdom)(NON)		28,301	1,427,785

Live Nation Entertainment, Inc.(NON)		32,034	802,772

Time Warner Cable, Inc.		11,885	1,848,355

Time Warner, Inc.		20,754	1,751,845

Walt Disney Co. (The)		22,074	2,399,885

			13,963,983
Metals and mining (0.4%)

Agnico-Eagle Mines, Ltd. (Canada)		2,671	80,931

Alcoa, Inc.		5,387	72,294

Allegheny Technologies, Inc.		5,194	176,544

Freeport-McMoRan, Inc. (Indonesia)		10,752	250,199

Goldcorp, Inc. (Canada)		2,050	38,602

Hi-Crush Partners LP (Units)		5,306	187,302

Newmont Mining Corp.		2,162	57,271

Nucor Corp.		5,914	288,958

Steel Dynamics, Inc.		3,188	70,550

			1,222,651
Multi-utilities (0.6%)

PG&E Corp.		20,317	1,075,176

Sempra Energy		6,835	725,672

			1,800,848
Multiline retail (0.6%)

Dollar General Corp.		13,605	989,220

Macy's, Inc.(S)		10,170	657,287

			1,646,507
Oil, gas, and consumable fuels (6.8%)

Anadarko Petroleum Corp.		33,110	3,115,651

Cabot Oil & Gas Corp.		11,391	385,244

Cheniere Energy, Inc.(NON)		1,979	151,374

Concho Resources, Inc.(NON)		725	91,829

CONSOL Energy, Inc.		5,791	188,092

Diamondback Energy, Inc.(NON)		1,216	100,405

EOG Resources, Inc.		9,548	944,775

Exxon Mobil Corp.		63,990	5,590,806

Gaztransport Et Technigaz SA (France)		8,822	527,620

Genel Energy PLC (United Kingdom)(NON)		39,967	385,252

Gulfport Energy Corp.(NON)		3,621	177,212

Marathon Oil Corp.		51,339	1,596,643

MarkWest Energy Partners LP		16,181	1,091,570

Pioneer Natural Resources Co.		4,195	724,812

Plains All American Pipeline LP		4,887	244,888

Range Resources Corp.		4,005	254,558

Suncor Energy, Inc. (Canada)		69,729	2,273,165

Total SA ADR (France)		42,809	2,315,967

			20,159,863
Paper and forest products (—%)

Boise Cascade Co.(NON)		4,178	144,977

			144,977
Personal products (1.1%)

Avon Products, Inc.		80,497	657,660

Coty, Inc. Class A(NON)		42,827	1,023,994

Estee Lauder Cos., Inc. (The) Class A		17,493	1,422,006

			3,103,660
Pharmaceuticals (6.5%)

AbbVie, Inc.		35,167	2,273,898

Actavis PLC(NON)		13,030	3,685,666

Bristol-Myers Squibb Co.		45,179	2,879,258

Eli Lilly & Co.		20,389	1,465,357

Endo International PLC(NON)		4,512	379,301

Johnson & Johnson		14,327	1,421,238

Merck & Co., Inc.		35,060	2,088,174

Mylan NV(NON)		21,000	1,517,460

Perrigo Co. PLC		9,515	1,743,909

Pfizer, Inc.		54,049	1,833,883

			19,288,144
Real estate investment trusts (REITs) (2.6%)

Altisource Residential Corp.(R)		6,624	126,850

American Tower Corp.(R)		21,211	2,005,076

AvalonBay Communities, Inc.(R)		3,980	654,073

Boston Properties, Inc.(R)		4,290	567,610

Equity Lifestyle Properties, Inc.(R)		6,207	327,854

Essex Property Trust, Inc.(R)		1,396	309,842

Federal Realty Investment Trust(R)		833	111,347

Gaming and Leisure Properties, Inc.(R)		17,135	611,720

General Growth Properties(R)		19,267	527,916

Pebblebrook Hotel Trust(R)		2,932	125,900

Plum Creek Timber Co., Inc.(R)		3,671	154,916

Prologis, Inc.(R)		5,124	205,985

Public Storage(R)		1,710	321,326

Simon Property Group, Inc.(R)		3,434	623,237

Urban Edge Properties(R)		1,681	38,041

Ventas, Inc.(R)		8,159	562,155

Vornado Realty Trust(R)		2,531	261,933

			7,535,781
Real estate management and development (0.3%)

Marcus & Millichap, Inc.(NON)		3,855	136,390

RE/MAX Holdings, Inc. Class A		21,120	713,645

			850,035
Road and rail (1.2%)

Canadian Pacific Railway, Ltd. (Canada)		1,596	304,292

Genesee & Wyoming, Inc. Class A(NON)		5,632	523,494

Union Pacific Corp.		24,694	2,623,244

			3,451,030
Semiconductors and semiconductor equipment (4.0%)

Analog Devices, Inc.		13,546	837,685

Avago Technologies, Ltd.		3,460	404,405

Broadcom Corp. Class A		32,068	1,417,566

Canadian Solar, Inc. (Canada)(NON)		4,614	163,336

Intel Corp.		78,629	2,559,374

Lam Research Corp.		13,189	996,825

Micron Technology, Inc.(NON)		75,101	2,112,591

NXP Semiconductor NV(NON)		10,414	1,000,994

ON Semiconductor Corp.(NON)		69,407	799,569

Skyworks Solutions, Inc.		3,032	279,702

Texas Instruments, Inc.		24,079	1,305,323

			11,877,370
Software (4.0%)

Activision Blizzard, Inc.		19,331	441,037

Autodesk, Inc.(NON)		17,679	1,004,698

Microsoft Corp.		116,648	5,673,759

Mobileye NV (Israel)(NON)		4,439	199,134

Oracle Corp.		56,786	2,477,005

Salesforce.com, Inc.(NON)		25,602	1,864,338

TiVo, Inc.(NON)		14,825	163,816

			11,823,787
Specialty retail (2.5%)

Advance Auto Parts, Inc.		795	113,685

AutoZone, Inc.(NON)		526	353,819

Bed Bath & Beyond, Inc.(NON)		11,027	776,962

Five Below, Inc.(NON)(S)		24,870	838,616

Gap, Inc. (The)		16,846	667,775

GNC Holdings, Inc. Class A		2,865	123,338

Home Depot, Inc. (The)		18,206	1,947,678

Michaels Cos., Inc. (The)(NON)		12,305	318,207

Office Depot, Inc.(NON)		11,898	109,700

Sally Beauty Holdings, Inc.(NON)		10,993	343,092

Tiffany & Co.		7,182	628,281

TJX Cos., Inc. (The)		16,710	1,078,463

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)		734	110,900

			7,410,516
Technology hardware, storage, and peripherals (4.1%)

Apple, Inc.		85,187	10,661,142

SanDisk Corp.		6,391	427,814

Western Digital Corp.		8,755	855,714

			11,944,670
Textiles, apparel, and luxury goods (1.2%)

Hanesbrands, Inc.		22,102	686,930

Michael Kors Holdings, Ltd.(NON)		13,092	809,871

NIKE, Inc. Class B		14,604	1,443,459

Tumi Holdings, Inc.(NON)		28,919	676,415

			3,616,675
Tobacco (1.1%)

Philip Morris International, Inc.		39,606	3,305,913

			3,305,913
Trading companies and distributors (0.4%)

HD Supply Holdings, Inc.(NON)		38,656	1,275,648

			1,275,648
Water utilities (0.2%)

American Water Works Co., Inc.		8,406	458,295

			458,295

Total common stocks (cost $254,373,698)			$289,505,008

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(F)(RES)(NON)		72,632	$186,125

United Technologies Corp. $3.75 cv. pfd.		4,194	246,607

Total convertible preferred stocks (cost $416,505)			$432,732

SHORT-TERM INVESTMENTS (3.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	Shares	4,181,975	$4,181,975

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	5,655,909	5,655,909

SSgA Prime Money Market Fund Class N 0.03%(P)	Shares	150,000	150,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, July 2, 2015(SEGSF)		$100,000	99,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, May 14, 2015(SEGSF)		100,000	100,000

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, May 21, 2015(SEGSF)		50,000	50,000

Total short-term investments (cost $10,237,880)			$10,237,883

TOTAL INVESTMENTS

Total investments (cost $265,028,083)(b)			$300,175,623

FORWARD CURRENCY CONTRACTS at 4/30/15 (aggregate face value $21,594,025) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Sell	7/15/15	$582,329	$630,320	$47,991
	Swiss Franc	Buy	6/17/15	639,396	624,797	14,599
Citibank, N.A.
	Euro	Sell	6/17/15	5,465,945	5,468,203	2,258
Credit Suisse International
	Canadian Dollar	Sell	7/15/15	713,732	680,745	(32,987)
	Euro	Buy	6/17/15	760,370	760,863	(493)
	Swiss Franc	Sell	6/17/15	493,073	482,233	(10,840)
Deutsche Bank AG
	British Pound	Sell	6/17/15	3,023,035	3,028,126	5,091
	Euro	Sell	6/17/15	181,217	181,355	138
HSBC Bank USA, National Association
	British Pound	Sell	6/17/15	648,188	649,334	1,146
	Canadian Dollar	Buy	7/15/15	633,168	604,227	28,941
	Euro	Sell	6/17/15	981,133	981,528	395
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/15/15	3,063,996	2,923,205	(140,791)
	Euro	Buy	6/17/15	367,265	367,570	(305)
State Street Bank and Trust Co.
	British Pound	Buy	6/17/15	800,567	795,538	5,029
	Euro	Buy	6/17/15	787,109	787,488	(379)
	Israeli Shekel	Sell	7/15/15	713,961	690,856	(23,105)
WestPac Banking Corp.
	Canadian Dollar	Sell	7/15/15	1,097,673	1,046,925	(50,748)
	Euro	Sell	6/17/15	890,132	890,712	580

Total						$(153,480)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	797	$—	12/1/15	3 month USD-LIBOR-BBA minus 50 bp	Russell 2000 Total Return Index	$72,677
JPMorgan Chase Bank N.A.
baskets	7,622	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	(285)

Total		$—	$72,392

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $294,787,181.
(b)	The aggregate identified cost on a tax basis is $265,181,987, resulting in gross unrealized appreciation and depreciation of $41,297,414 and $6,303,778, respectively, or net unrealized appreciation of $34,993,636.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $186,125, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$8,807,537	$38,131,726	$41,283,354	$5,180	$5,655,909
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,181,975, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,059,128.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $308,096 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries and to manage exposure to specific securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $254,324 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $249,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$40,172,914	$—	$—
Consumer staples	24,497,853	—	—
Energy	22,974,115	912,872	—
Financials	44,853,654	1,244,572	—
Health care	44,145,366	—	—
Industrials	29,715,039	606,051	—
Information technology	55,632,308	776,532	—
Materials	11,557,213	1,442,337	—
Telecommunication services	2,304,351	—	—
Utilities	8,669,831	—	—
Total common stocks	284,522,644	4,982,364	—
Convertible preferred stocks	—	246,607	186,125
Short-term investments	5,805,909	4,431,974	—

Totals by level	$290,328,553	$9,660,945	$186,125

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(153,480)	$—
Total return swap contracts	—	72,392	—

Totals by level	$—	$(81,088)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$106,168	$259,648
Equity contracts	72,677	285

Total	$178,845	$259,933

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$26,100,000
OTC total return swap contracts (notional)		$3,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$72,677	$—	$—	$—	$—	72,677
	Forward currency contracts#	62,590	2,258	—	5,229	—	30,482	—	5,029	580	106,168

	Total Assets	$62,590	$2,258	$—	$5,229	$72,677	$30,482	$—	$5,029	$580	$178,845

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	285	—	—	285
	Forward currency contracts#	—	—	44,320	—	—	—	141,096	23,484	50,748	259,648

	Total Liabilities	$—	$—	$44,320	$—	$—	$—	$141,381	$23,484	$50,748	$259,933

	Total Financial and Derivative Net Assets	$62,590	$2,258	$(44,320)	$5,229	$72,677	$30,482	$(141,381)	$(18,455)	$(50,168)	$(81,088)
	Total collateral received (pledged)##†	$—	$2,258	$—	$5,229	$(139,000)	$—	$(110,000)	$—	$—
	Net amount	$62,590	$—	$(44,320)	$—	$211,677	$30,482	$(31,381)	$(18,455)	$(50,168)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015